Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2010, 2011 and 2012 were as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
Balance at January 1, 2010	19,550	(1,098)	18,452
Increase in goodwill related to acquisitions	22,921	—	22,921

Balance at December 31, 2010	42,471	(1,098)	41,373
Increase in goodwill related to acquisitions	1,873	—	1,873
Impairment losses recognized	—	(710)	(710)

Balance at December 31, 2011	44,344	(1,808)	42,536
Increase in goodwill related to acquisitions	21,644	—	21,644

Balance at December 31, 2012	65,988	(1,808)	64,180